Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities:
Net loss			$ (6,813,620)	$ (5,641,830)
Adjustments to reconcile net income to net cash used in operating activities:
Impairment loss and inventory valuation allowance		598,479	448,879
Impairment loss on deposits		149,600	149,600
Loss on disposal of discontinued operations	63,000		59,526
Loss on sale of investments				28,393
Shares issued for services rendered	125,399	16,667	16,667	12,500
Shares issued for loan agreements				72,788
Warrants issued			2,905
Depreciation	55,568	100,250	187,942	206,913
Deferred financing costs			(81,305)
Amortization of deferred financing costs	29,944	114,435	20,198
Stock compensation expense	99,400	112,952	252,482	155,611
Amortization of stock issued with debt	210,875		351,313
Amortization of warrants and discounts issued with debt	254,575		105,182
Amortization of patents		10,830	10,830	21,667
Amortization of long term contracts	25,002	114,627	139,620	229,250
Amortization of purchased technology	25,002	25,002	49,995	50,000
(Increase) decrease in assets:
Accounts receivable	(16,438)	(2,906)	(194,223)	174,398
Inventory	(132,022)	224,340	135,304	83,614
Costs in excess of billings	52,836	(80,528)	(143,770)
Prepaid and other current assets	51,401	176,962	95,049	225,593
Other assets	(15,836)	(64,476)	(83,707)	(23,760)
(Decrease) increase in liabilities:
Accounts payable	253,091	201,488	579,076	243,955
Billings in excess of costs	(17,842)	(18,681)	18,257
Accrued expenses	305,387	52,925	332,092	(719,720)
Net cash used in operating activities	(857,383)	(2,208,785)	(4,361,708)	(4,880,128)
Cash flows from investing activities:
Purchase of property and equipment		(58,654)	(52,957)	(309,382)
Maturity of certificates of deposit		500,000	757,500	742,500
Note received in sale of Green Tech Products assets			150,000
Cash provided in sale of Green Tech Products assets			(120,838)
Proceeds from marketable investments				2,837,712
Net cash (used in) provided by investing activities	(527,954)	441,346	733,705	3,270,830
Cash flows from financing activities:
Proceeds from notes payable		1,222,000	2,190,372	255,420
Proceeds from convertible notes payable	1,185,000	500,000	2,225,000
Proceeds from notes payable, related party	155,000	130,000	152,302	323,500
Repayment of notes payable	(84,186)	(98,628)	(998,707)	(400,553)
Repayment of notes payable, related party	(19,336)	(121,900)	(150,257)	(48,807)
Proceeds from the exercise of stock options		36,900	69,400	12,300
Net cash provided by financing activities	1,236,478	1,668,372	3,488,110	141,860
Net increase (decrease) in cash and cash equivalents	(148,859)	(99,067)	(139,893)	(1,467,438)
Cash and cash equivalents at beginning of year	153,657	186,104	186,104	1,760,988
Cash and cash equivalents at end of period	4,798	194,483	153,657	186,104
Supplemental cash flow information:
Shares issued as additional collateral		20,000	20,000
Shares issued with debt	210,876	284,093	284,093
Beneficial conversion feature	325,948		403,711
Warrants issued with debt	122,834	2,905	187,011
Interest paid	136,595	109,755	265,455	61,202
Taxes paid				$ 520,192